Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 399,073	¥ 737,778	¥ (157,122)
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	(3,857)	(13,877)	(58,602)
Credit-related contracts | Loans related to credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (653)	¥ (605)	¥ (2,956)

[1]	Amounts include the net gains (losses) of ¥(2,956) million, ¥(605) million and ¥(653) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2021, 2022 and 2023, respectively.